Convertible Notes Receivable - Additional Information (Detail) $ in Thousands, $ in Millions			6 Months Ended
	Nov. 27, 2019	Dec. 14, 2017 USD ($)	Jun. 30, 2022 USD ($) Tonnes_Per_Day	Feb. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 CAD ($)	Dec. 14, 2017 CAD ($)
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable			$ 0		$ 17,086
Non revolving short term loan maximum lending capacity			0		$ 816
Percentage of mining streaming interest of Gold and silver				66.70%
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan				$ 6,700
Kutcho [member]
Convertible notes receivable [line items]
Additional upfront consideration			$ 20,000
Mill throughput capacity | Tonnes_Per_Day			4,500
Kutcho [member]
Convertible notes receivable [line items]
Non revolving short term loan maximum lending capacity						$ 800	$ 1.0
Short term loan advanced stated interest rate			15.00%
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan				$ 6,700
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable		$ 16,000						$ 20.0
Coupon rate on convertible note receivable		10.00%						10.00%
Interest rate charged On deferred interest	15.00%
Convertible note original term to maturity		seven year
Option to defer interest payment criteria		Kutcho elected to defer the first seven interest payments